Trade payables and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade and Other Payables

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Fixed assets payables	—	228
Accrued expenses - clinical trials	7,909	5,394
Other trade payables	8,803	3,999
Total trade and other payables	16,712	9,621

Disclosure of Other Current Liabilities	OTHER CURRENT LIABILITIES

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Tax liabilities	382	358
Payroll tax and other payroll liabilities	5,517	6,237
Other payables	276	260
Other current liabilities	6,175	6,855

Disclosure of Deferred Income and Contract Liabilities	DEFERRED REVENUES AND CONTRACT LIABILITIES

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Deferred income	137	55
Contract liabilities	16,518	16,518
Deferred income and contract liabilities	16,655	16,573